Deposits	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Deposits
10.	Deposits

	As at
	April 30, 2023						January 31 2023	October 31 2022
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date (3)	Total	Total	Total
Personal	$5,718	$10,714	$151,589		$115,630	$283,651	$274,879	$265,892
Business and government	151,563	34,183	43,404		382,226	611,376	621,740	597,617
Financial institutions	13,129	1,362	1,823		34,197	50,511	53,268	52,672
	$170,410	$46,259	$196,816	(4)	$532,053	$945,538	$949,887	$916,181
Recorded in:
Canada	$121,628	$26,252	$162,927		$362,330	$673,137	$670,629	$642,977
United States	38,469	66	206		56,597	95,338	104,270	104,984
United Kingdom	–	–	398		24,922	25,320	25,359	24,243
Mexico	–	7,196	11,244		19,241	37,681	34,125	31,841
Peru	5,167	168	5,103		5,711	16,149	15,920	16,439
Chile	1,266	5,260	174		18,764	25,464	25,130	22,105
Colombia	23	444	3,950		4,132	8,549	9,020	8,211
Other International	3,857	6,873	12,814		40,356	63,900	65,434	65,381
Total (5)	$170,410	$46,259	$196,816		$532,053	$945,538	$949,887	$916,181
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $134 (January 31, 2023 – $138; October 31, 2022 – $156) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $326,922 (January 31, 2023 – $335,247; October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $21,593 (January 31, 2023 – $21,103; October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $34,709 (January 31, 2023 – $31,034; October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $115,466 (January 31, 2023 – $115,591; October 31, 2022 – $106,817).

The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at April 30, 2023	$64,875	$37,468	$73,025	$123,485	$18,795	$317,648
As at January 31, 2023	$67,485	$34,684	$68,819	$122,864	$18,049	$311,901
As at October 31, 2022	$53,656	$36,035	$62,891	$110,015	$21,440	$284,037
(1)	The majority of foreign term deposits are in excess of $100,000.